UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Securities Trust

Quarterly portfolio holdings 1/31/16

Fund's investmentsIncome Securities Trust

As of 1-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 84.1% (55.6% of Total investments)					$143,312,588
(Cost $148,818,873)
Consumer discretionary 10.3%					17,503,829
Auto components 1.2%
Dana Holding Corp.	6.000		09-15-23	395,000	376,231
Delphi Automotive PLC (Z)	4.250		01-15-26	350,000	350,369
Delphi Corp.	5.000		02-15-23	775,000	809,875
Nemak SAB de CV (S)	5.500		02-28-23	210,000	208,950
ZF North America Capital, Inc. (L)(S)(Z)	4.750		04-29-25	280,000	262,500
Automobiles 2.9%
Ford Motor Company (L)(Z)	4.750		01-15-43	145,000	132,618
Ford Motor Credit Company LLC	2.551		10-05-18	325,000	323,047
Ford Motor Credit Company LLC	5.875		08-02-21	928,000	1,022,982
General Motors Company	4.875		10-02-23	650,000	657,052
General Motors Company	6.250		10-02-43	380,000	382,235
General Motors Financial Company, Inc.	3.450		04-10-22	430,000	413,057
General Motors Financial Company, Inc.	4.000		01-15-25	550,000	513,556
General Motors Financial Company, Inc. (L)(Z)	4.375		09-25-21	630,000	640,283
Hyundai Capital America (S)	2.400		10-30-18	425,000	425,705
Nissan Motor Acceptance Corp. (S)	1.950		09-12-17	490,000	491,565
Diversified consumer services 0.2%
Service Corp. International	5.375		05-15-24	300,000	316,500
Hotels, restaurants and leisure 0.9%
CCM Merger, Inc. (S)	9.125		05-01-19	380,000	391,400
Eldorado Resorts, Inc. (L)(S)(Z)	7.000		08-01-23	130,000	128,050
International Game Technology PLC (S)	6.500		02-15-25	225,000	201,375
Mohegan Tribal Gaming Authority (S)	9.750		09-01-21	250,000	245,625
Seminole Tribe of Florida, Inc. (S)	6.535		10-01-20	495,000	502,425
Waterford Gaming LLC (H)(S)	8.625		09-15-49	99,739	0
Household durables 0.1%
Newell Rubbermaid, Inc. (Z)	2.150		10-15-18	175,000	170,704
Internet and catalog retail 0.8%
Amazon.com, Inc. (Z)	4.950		12-05-44	515,000	544,166
QVC, Inc.	4.375		03-15-23	325,000	311,596
QVC, Inc.	5.125		07-02-22	255,000	259,339
QVC, Inc.	5.450		08-15-34	315,000	254,987
Leisure products 0.0%
Vista Outdoor, Inc. (S)	5.875		10-01-23	70,000	71,225
Media 3.6%
21st Century Fox America, Inc. (Z)	6.150		03-01-37	165,000	175,972
21st Century Fox America, Inc. (Z)	6.400		12-15-35	150,000	169,649
21st Century Fox America, Inc.	7.750		01-20-24	1,020,000	1,281,666
Altice Financing SA (S)	6.625		02-15-23	200,000	196,500
AMC Entertainment, Inc.	5.875		02-15-22	254,000	261,620
Carmike Cinemas, Inc. (L)(S)(Z)	6.000		06-15-23	150,000	155,438
CCO Safari II LLC (L)(S)(Z)	6.484		10-23-45	380,000	382,161
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	260,000	240,825
Midcontinent Communications (S)	6.875		08-15-23	140,000	141,400
Myriad International Holdings BV (S)	5.500		07-21-25	200,000	190,348
Radio One, Inc. (L)(S)(Z)	9.250		02-15-20	255,000	201,450
Scripps Networks Interactive, Inc. (Z)	3.950		06-15-25	425,000	409,974
Sinclair Television Group, Inc. (S)	5.625		08-01-24	89,000	87,109

2SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Sirius XM Radio, Inc. (S)	5.250		08-15-22	845,000	$891,475
Time Warner Cable, Inc. (Z)	8.250		04-01-19	350,000	403,073
Time Warner, Inc. (Z)	3.600		07-15-25	275,000	267,082
Time Warner, Inc. (Z)	3.875		01-15-26	670,000	663,086
Townsquare Media, Inc. (S)	6.500		04-01-23	40,000	37,100
Multiline retail 0.3%
Macy's Retail Holdings, Inc.	7.875		08-15-36	444,000	457,548
Specialty retail 0.1%
AutoNation, Inc. (Z)	4.500		10-01-25	170,000	174,161
Textiles, apparel and luxury goods 0.2%
Hot Topic, Inc. (S)	9.250		06-15-21	345,000	308,775
Consumer staples 5.0%					8,485,718
Beverages 2.3%
Anheuser-Busch InBev Finance, Inc. (Z)	4.900		02-01-46	975,000	1,010,011
Coca-Cola Enterprises, Inc. (Z)	4.500		09-01-21	1,000,000	1,085,355
Constellation Brands, Inc.	4.250		05-01-23	355,000	363,431
Constellation Brands, Inc.	4.750		11-15-24	180,000	187,875
Pernod Ricard SA (S)(Z)	5.750		04-07-21	1,125,000	1,255,624
Food and staples retailing 1.1%
CVS Health Corp. (Z)	5.125		07-20-45	465,000	501,138
SUPERVALU, Inc. (L)(Z)	7.750		11-15-22	350,000	297,500
Tops Holding II Corp.	8.750		06-15-18	140,000	136,500
Tops Holding LLC (L)(S)(Z)	8.000		06-15-22	485,000	460,750
Whole Foods Market, Inc. (S)(Z)	5.200		12-03-25	500,000	500,949
Food products 1.0%
Bunge, Ltd. Finance Corp. (Z)	8.500		06-15-19	389,000	452,850
Kraft Heinz Foods Company (L)(S)(Z)	2.000		07-02-18	480,000	479,488
Kraft Heinz Foods Company (S)	4.875		02-15-25	258,000	276,051
Kraft Heinz Foods Company (S)	5.200		07-15-45	320,000	335,758
Post Holdings, Inc. (L)(S)(Z)	7.750		03-15-24	145,000	154,425
Household products 0.0%
Central Garden & Pet Company	6.125		11-15-23	65,000	66,463
Tobacco 0.6%
Alliance One International, Inc. (L)(Z)	9.875		07-15-21	820,000	649,850
Vector Group, Ltd.	7.750		02-15-21	260,000	271,700
Energy 7.6%					12,977,719
Energy equipment and services 0.5%
Rowan Companies, Inc. (L)(Z)	4.875		06-01-22	275,000	181,770
SESI LLC (L)(Z)	7.125		12-15-21	576,000	408,960
Teine Energy, Ltd. (S)	6.875		09-30-22	245,000	195,694
Oil, gas and consumable fuels 7.1%
Cimarex Energy Company (Z)	4.375		06-01-24	515,000	450,809
CNOOC Finance 2013, Ltd.	3.000		05-09-23	420,000	396,912
Columbia Pipeline Group, Inc. (S)(Z)	4.500		06-01-25	335,000	302,261
Continental Resources, Inc.	5.000		09-15-22	998,000	698,600
DCP Midstream LLC (L)(S)(Z)	9.750		03-15-19	405,000	382,103
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	370,000	210,900
DCP Midstream Operating LP (L)(Z)	3.875		03-15-23	225,000	151,282
Enbridge Energy Partners LP (Z)	4.375		10-15-20	260,000	246,124
Energy Transfer Partners LP	5.150		03-15-45	345,000	236,589

SEE NOTES TO FUND'S INVESTMENTS3

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer Partners LP (Z)	9.700		03-15-19	425,000	$459,459
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66	440,000	352,000
EP Energy LLC	7.750		09-01-22	195,000	68,250
Freeport-McMoran Oil & Gas LLC	6.750		02-01-22	458,000	218,695
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23	656,000	313,240
Kerr-McGee Corp. (Z)	6.950		07-01-24	1,035,000	1,027,428
Kinder Morgan Energy Partners LP	3.500		03-01-21	500,000	442,255
Kinder Morgan Energy Partners LP	7.750		03-15-32	195,000	180,314
Kinder Morgan, Inc. (Z)	5.550		06-01-45	440,000	344,803
Lukoil International Finance BV (S)	3.416		04-24-18	675,000	660,656
MPLX LP	4.000		02-15-25	150,000	110,943
MPLX LP (S)(Z)	4.875		12-01-24	160,000	124,909
Newfield Exploration Company	5.750		01-30-22	200,000	171,568
Petro-Canada (Z)	9.250		10-15-21	1,000,000	1,206,641
Petroleos Mexicanos (L)(Z)	4.875		01-24-22	275,000	257,813
Regency Energy Partners LP	5.000		10-01-22	95,000	79,835
Regency Energy Partners LP	5.500		04-15-23	480,000	403,200
Regency Energy Partners LP	5.875		03-01-22	90,000	82,408
Shell International Finance BV (Z)	4.375		05-11-45	725,000	673,621
Summit Midstream Holdings LLC	7.500		07-01-21	150,000	109,500
Sunoco Logistics Partners Operations LP	4.400		04-01-21	345,000	321,718
Tesoro Logistics LP	6.125		10-15-21	355,000	321,275
Whiting Petroleum Corp. (L)(Z)	6.250		04-01-23	330,000	206,250
Williams Partners LP (L)(Z)	4.875		05-15-23	185,000	140,605
Williams Partners LP	4.875		03-15-24	690,000	517,491
WPX Energy, Inc. (L)(Z)	5.250		09-15-24	125,000	68,125
Zhaikmunai LLP (S)	6.375		02-14-19	345,000	252,713
Financials 31.8%					54,218,006
Banks 12.7%
Bank of America Corp. (Z)	3.950		04-21-25	135,000	131,662
Bank of America Corp. (Z)	4.200		08-26-24	280,000	278,029
Bank of America Corp. (Z)	4.250		10-22-26	265,000	261,424
Bank of America Corp. (Z)	6.875		04-25-18	1,000,000	1,096,659
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250		09-05-24	470,000	470,000
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18	435,000	439,211
BankUnited, Inc.	4.875		11-17-25	455,000	450,910
Barclays Bank PLC (S)	10.179		06-12-21	575,000	765,092
Barclays PLC (Z)	4.375		01-12-26	340,000	343,185
BPCE SA (S)	4.500		03-15-25	475,000	453,450
BPCE SA (S)	5.700		10-22-23	1,145,000	1,191,094
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950		08-15-20	290,000	284,925
Commerzbank AG (L)(S)(Z)	8.125		09-19-23	350,000	393,162
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (L)(Q)(S)(Z)	6.625		09-23-19	450,000	423,411
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (L)(Q)(S)(Z)	7.875		01-23-24	600,000	584,159
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)(Z)	8.125		09-19-33	250,000	272,315
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	420,000	376,688
HBOS PLC (S)	6.750		05-21-18	825,000	901,628

4SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (L)(Q)(Z)	6.375		09-17-24	200,000	$192,000
ING Bank NV (S)(Z)	5.800		09-25-23	1,000,000	1,076,077
JPMorgan Chase & Co. (Z)	4.625		05-10-21	720,000	783,279
JPMorgan Chase & Co. (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)	5.000		07-01-19	520,000	487,500
JPMorgan Chase & Co. (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150		05-01-23	375,000	357,225
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	805,000	871,413
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)(Z)	7.900		04-30-18	655,000	661,141
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	385,000	398,475
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%) (Z)	5.629		12-01-21	485,000	475,300
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600		03-27-24	1,035,000	1,079,031
Popular, Inc.	7.000		07-01-19	225,000	209,531
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	1,000,000	1,215,200
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (L)(Q)(Z)	8.000		08-10-25	200,000	205,250
Santander UK Group Holdings PLC (L)(S)(Z)	4.750		09-15-25	365,000	362,181
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (L)(Q)(S)(Z)	8.000		09-29-25	420,000	414,750
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	385,000	401,522
Swedbank AB (S)(Z)	2.125		09-29-17	460,000	464,250
Synovus Financial Corp.	7.875		02-15-19	200,000	218,500
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)(Z)	4.850		06-01-23	335,000	312,388
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)(Z)	6.750		08-01-21	520,000	558,350
Wells Fargo & Company (Z)	4.650		11-04-44	150,000	145,790
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)(Z)	5.875		06-15-25	500,000	525,930
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)(Z)	5.900		06-15-24	495,000	499,331
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)(Z)	7.980		03-15-18	420,000	438,900
Wells Fargo Bank NA (Z)	5.850		02-01-37	170,000	207,419
Capital markets 5.2%
Ares Capital Corp. (Z)	3.875		01-15-20	430,000	438,047
Credit Suisse Group Funding Guernsey, Ltd. (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23	295,000	302,841
Deutsche Bank AG (L)(Z)	4.500		04-01-25	425,000	378,554
FS Investment Corp. (Z)	4.000		07-15-19	435,000	439,623
Jefferies Group LLC	6.875		04-15-21	1,005,000	1,133,006
Jefferies Group LLC (L)(Z)	8.500		07-15-19	235,000	270,053
Macquarie Bank, Ltd. (S)	4.875		06-10-25	520,000	515,275
Morgan Stanley (Z)	2.450		02-01-19	250,000	250,910
Morgan Stanley (Z)	4.300		01-27-45	235,000	221,687
Morgan Stanley (Z)	5.500		01-26-20	450,000	494,363
Morgan Stanley (Z)	5.550		04-27-17	565,000	591,736
Morgan Stanley (Z)	7.300		05-13-19	895,000	1,025,690
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (L)(Q)(Z)	5.550		07-15-20	325,000	321,547
Stifel Financial Corp. (Z)	4.250		07-18-24	315,000	314,774

SEE NOTES TO FUND'S INVESTMENTS5

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Bear Stearns Companies LLC (Z)	7.250		02-01-18	1,000,000	$1,099,598
The Goldman Sachs Group, Inc. (Z)	3.750		05-22-25	340,000	341,602
The Goldman Sachs Group, Inc. (Z)	4.750		10-21-45	170,000	168,518
The Goldman Sachs Group, Inc. (Z)	5.250		07-27-21	385,000	427,209
The Goldman Sachs Group, Inc. (Z)	5.750		01-24-22	105,000	119,222
Consumer finance 2.9%
Ally Financial, Inc. (L)(Z)	3.250		11-05-18	325,000	318,053
Capital One Financial Corp. (Z)	2.450		04-24-19	275,000	275,397
Capital One Financial Corp. (Z)	3.500		06-15-23	1,100,000	1,099,804
Capital One Financial Corp. (Z)	4.200		10-29-25	430,000	430,861
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (L)(Q)(Z)	5.550		06-01-20	350,000	348,031
Capital One NA (Z)	2.350		08-17-18	350,000	350,987
Credito Real SAB de CV (S)	7.500		03-13-19	325,000	318,094
Discover Bank	2.600		11-13-18	510,000	510,742
Discover Financial Services	3.950		11-06-24	370,000	372,112
Discover Financial Services	5.200		04-27-22	585,000	636,603
Enova International, Inc.	9.750		06-01-21	390,000	280,800
Diversified financial services 2.0%
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250		05-30-25	345,329	351,372
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-21	210,401	212,505
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125		11-30-24	209,640	218,287
Leucadia National Corp.	5.500		10-18-23	655,000	623,305
McGraw Hill Financial, Inc. (Z)	4.000		06-15-25	495,000	499,585
McGraw Hill Financial, Inc. (L)(Z)	4.400		02-15-26	340,000	352,117
NewStar Financial, Inc.	7.250		05-01-20	435,000	404,550
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	674,000	653,780
Insurance 3.3%
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	235,000	240,957
Assured Guaranty US Holdings, Inc. (Z)	5.000		07-01-24	465,000	489,771
AXA SA (Z)	8.600		12-15-30	175,000	234,124
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)(Z)	6.379		12-14-36	240,000	255,600
CNA Financial Corp.	7.250		11-15-23	230,000	275,399
CNO Financial Group, Inc.	5.250		05-30-25	450,000	454,500
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (S)	7.800		03-07-87	705,000	803,700
MetLife, Inc. (Z)	6.400		12-15-66	355,000	372,750
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	365,000	380,513
Pacific LifeCorp. (S)(Z)	6.000		02-10-20	235,000	262,778
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%) (Z)	5.200		03-15-44	270,000	262,238
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (Z)	5.875		09-15-42	267,000	280,016
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506		06-30-17	130,000	130,182
Teachers Insurance & Annuity Association of America (S)(Z)	6.850		12-16-39	555,000	693,741
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%) (Z)	8.125		06-15-68	505,000	544,138
Real estate investment trusts 5.1%
American Tower Corp. (Z)	3.400		02-15-19	225,000	230,537
American Tower Corp. (Z)	4.700		03-15-22	400,000	422,172
American Tower Corp. (Z)	5.000		02-15-24	500,000	534,241

6SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Real estate investment trusts (continued)
Corrections Corp. of America	5.000		10-15-22	120,000	$121,650
Crown Castle International Corp.	4.450		02-15-26	335,000	337,020
Crown Castle Towers LLC (S)(Z)	4.883		08-15-40	710,000	772,552
Crown Castle Towers LLC (S)(Z)	6.113		01-15-40	451,000	495,716
DDR Corp. (Z)	7.500		04-01-17	880,000	933,175
Highwoods Realty LP (Z)	5.850		03-15-17	310,000	323,184
Iron Mountain, Inc. (L)(Z)	6.000		08-15-23	440,000	457,600
iStar, Inc. (L)(Z)	5.000		07-01-19	135,000	126,900
MPT Operating Partnership LP	6.375		02-15-22	320,000	324,800
Omega Healthcare Investors, Inc. (Z)	4.500		01-15-25	295,000	290,419
Omega Healthcare Investors, Inc. (Z)	4.950		04-01-24	350,000	355,350
Omega Healthcare Investors, Inc. (Z)	5.250		01-15-26	180,000	186,855
USB Realty Corp. (Q)(S)(Z)	1.769		01-15-17	800,000	680,000
Ventas Realty LP (Z)	3.500		02-01-25	200,000	193,644
Ventas Realty LP (Z)	3.750		05-01-24	215,000	213,899
Ventas Realty LP (Z)	4.750		06-01-21	385,000	415,580
Vereit Operating Partnership LP	4.600		02-06-24	523,000	492,274
Welltower, Inc. (Z)	3.750		03-15-23	170,000	168,644
Welltower, Inc. (Z)	4.000		06-01-25	645,000	642,566
Thrifts and mortgage finance 0.6%
Nationstar Mortgage LLC (L)(Z)	7.875		10-01-20	340,000	323,850
Nationstar Mortgage LLC (L)(Z)	9.625		05-01-19	295,000	306,431
Quicken Loans, Inc. (L)(S)(Z)	5.750		05-01-25	265,000	248,438
Stearns Holdings, Inc. (S)	9.375		08-15-20	155,000	151,125
Health care 4.5%					7,748,254
Biotechnology 0.6%
AbbVie, Inc. (Z)	3.600		05-14-25	535,000	535,919
Celgene Corp. (Z)	5.000		08-15-45	540,000	539,375
Health care equipment and supplies 0.5%
Medtronic, Inc. (Z)	4.625		03-15-45	405,000	425,476
Zimmer Biomet Holdings, Inc. (Z)	3.550		04-01-25	435,000	423,941
Health care providers and services 2.2%
Centene Corp. (S)	6.125		02-15-24	120,000	123,000
Express Scripts Holding Company (Z)	4.750		11-15-21	1,000,000	1,079,573
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	165,000	165,413
HCA, Inc.	5.250		04-15-25	375,000	384,375
Medco Health Solutions, Inc. (Z)	7.125		03-15-18	275,000	304,212
MEDNAX, Inc. (S)	5.250		12-01-23	60,000	61,500
Molina Healthcare, Inc. (S)	5.375		11-15-22	300,000	300,000
Select Medical Corp. (L)(Z)	6.375		06-01-21	280,000	238,000
UnitedHealth Group, Inc. (Z)	1.450		07-17-17	415,000	416,174
UnitedHealth Group, Inc. (Z)	3.750		07-15-25	435,000	452,814
WellCare Health Plans, Inc.	5.750		11-15-20	175,000	178,063
Pharmaceuticals 1.2%
Actavis Funding SCS	3.800		03-15-25	1,000,000	1,014,592
Mallinckrodt International Finance SA (L)(S)(Z)	5.750		08-01-22	310,000	296,050
Pfizer, Inc. (Z)	6.050		03-30-17	485,000	513,589
Quintiles Transnational Corp. (S)	4.875		05-15-23	115,000	116,438
Valeant Pharmaceuticals International, Inc. (L)(S)(Z)	6.125		04-15-25	200,000	179,750

SEE NOTES TO FUND'S INVESTMENTS7

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Industrials 11.1%					$18,926,524
Aerospace and defense 1.8%
Embraer Overseas, Ltd. (S)	5.696		09-16-23	296,000	286,750
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	350,000	361,375
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	70,000	72,100
Lockheed Martin Corp. (Z)	2.900		03-01-25	386,000	376,414
Lockheed Martin Corp. (Z)	4.700		05-15-46	295,000	312,260
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	925,000	656,750
Textron, Inc. (Z)	3.875		03-01-25	180,000	179,862
Textron, Inc. (Z)	5.600		12-01-17	505,000	536,602
Textron, Inc. (Z)	7.250		10-01-19	270,000	309,984
Air freight and logistics 0.3%
XPO Logistics, Inc. (L)(S)(Z)	6.500		06-15-22	540,000	483,300
Airlines 4.0%
America West Airlines 2000-1 Pass Through Trust	8.057		01-02-22	97,519	108,246
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	597,440	621,337
American Airlines 2013-2 Class A Pass Through Trust (Z)	4.950		07-15-24	293,607	310,489
American Airlines 2015-1 Class B Pass Through Trust (Z)	3.700		11-01-24	604,218	584,146
American Airlines, Inc. (L)(Z)	4.100		07-15-29	190,000	190,950
British Airways 2013-1 Class A Pass Through Trust (S)(Z)	4.625		06-20-24	580,232	606,343
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	205,003	210,640
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		07-02-19	88,924	90,863
Continental Airlines 1998-1 Class A Pass Through Trust	6.648		03-15-19	57,135	58,169
Continental Airlines 1999-1 Class A Pass Through Trust	6.545		08-02-20	147,147	155,872
Continental Airlines 2000-2 Class B Pass Through Trust	8.307		10-02-19	25,465	26,738
Continental Airlines 2007-1 Class A Pass Through Trust (Z)	5.983		10-19-23	446,566	491,223
Continental Airlines 2012-1 Class B Pass Through Trust	6.250		10-11-21	179,188	187,924
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	545,866	616,829
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		01-02-20	118,594	126,907
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20	224,552	239,148
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	326,556	363,065
UAL 2009-1 Pass Through Trust	10.400		05-01-18	40,951	43,050
UAL 2009-2A Pass Through Trust	9.750		07-15-18	147,050	155,873
United Airlines 2014-2 Class A Pass Through Trust (Z)	3.750		03-03-28	435,000	439,894
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	505,000	507,525
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24	376,027	413,630
US Airways 2012-1 Class A Pass Through Trust (Z)	5.900		04-01-26	274,061	304,207
Building products 0.9%
Builders FirstSource, Inc. (S)	10.750		08-15-23	215,000	201,294
Masco Corp.	4.450		04-01-25	275,000	275,000
Owens Corning	4.200		12-15-22	1,095,000	1,110,182
Commercial services and supplies 0.3%
Casella Waste Systems, Inc.	7.750		02-15-19	365,000	354,050
Safway Group Holding LLC (S)	7.000		05-15-18	180,000	176,400
Construction and engineering 0.2%
Tutor Perini Corp.	7.625		11-01-18	335,000	335,000
Electrical equipment 0.1%
EnerSys (L)(S)(Z)	5.000		04-30-23	95,000	93,575
Industrial conglomerates 0.8%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)(Z)	5.000		01-21-21	1,148,000	1,179,570
Odebrecht Finance, Ltd. (S)	7.125		06-26-42	225,000	101,250
Odebrecht Finance, Ltd. (Q)(S)	7.500		03-07-16	200,000	93,500

8SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 0.5%
Optimas OE Solutions Holding LLC (S)	8.625		06-01-21	135,000	$109,350
SPL Logistics Escrow LLC (S)	8.875		08-01-20	215,000	195,650
Trinity Industries, Inc.	4.550		10-01-24	555,000	496,297
Road and rail 0.4%
Penske Truck Leasing Company LP (S)	3.375		02-01-22	620,000	608,390
Trading companies and distributors 1.7%
Ahern Rentals, Inc. (L)(S)(Z)	7.375		05-15-23	380,000	277,400
Air Lease Corp. (Z)	3.375		01-15-19	440,000	436,425
Air Lease Corp. (Z)	3.875		04-01-21	215,000	215,000
Air Lease Corp. (Z)	4.750		03-01-20	220,000	228,800
Air Lease Corp. (Z)	5.625		04-01-17	175,000	180,863
Aircastle, Ltd. (L)(Z)	5.500		02-15-22	215,000	213,925
Aircastle, Ltd.	6.250		12-01-19	160,000	168,800
Aircastle, Ltd.	7.625		04-15-20	160,000	175,200
Ashtead Capital, Inc. (S)	5.625		10-01-24	205,000	197,313
International Lease Finance Corp. (S)	7.125		09-01-18	290,000	313,925
United Rentals North America, Inc.	5.500		07-15-25	260,000	232,375
United Rentals North America, Inc. (L)(Z)	5.750		11-15-24	320,000	295,200
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	255,000	233,325
Information technology 2.3%					3,867,389
Internet software and services 0.6%
Ancestry.com Holdings LLC, PIK (L)(S)(Z)	9.625		10-15-18	135,000	126,056
Ancestry.com, Inc.	11.000		12-15-20	305,000	323,300
Rackspace Hosting, Inc. (S)	6.500		01-15-24	370,000	337,625
VeriSign, Inc.	5.250		04-01-25	270,000	267,062
IT services 1.4%
Fidelity National Information Services, Inc. (Z)	5.000		10-15-25	340,000	354,937
Fiserv, Inc. (Z)	3.850		06-01-25	625,000	634,785
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	275,000	250,250
Visa, Inc. (Z)	3.150		12-14-25	485,000	493,206
Visa, Inc. (Z)	4.300		12-14-45	515,000	534,018
Semiconductors and semiconductor equipment 0.3%
Micron Technology, Inc.	5.875		02-15-22	280,000	249,200
Qorvo, Inc. (S)	6.750		12-01-23	160,000	158,000
Qorvo, Inc. (L)(S)(Z)	7.000		12-01-25	140,000	138,950
Materials 2.5%					4,251,337
Chemicals 1.2%
Braskem Finance, Ltd. (S)	7.000		05-07-20	515,000	512,425
Incitec Pivot Finance LLC (S)(Z)	6.000		12-10-19	345,000	373,339
NOVA Chemicals Corp. (L)(S)(Z)	5.000		05-01-25	535,000	501,563
Platform Specialty Products Corp. (L)(S)(Z)	6.500		02-01-22	535,000	419,975
Rain CII Carbon LLC (S)	8.250		01-15-21	315,000	237,828
Construction materials 0.4%
Cemex SAB de CV (L)(S)(Z)	6.125		05-05-25	360,000	308,142
Cemex SAB de CV (S)	6.500		12-10-19	340,000	320,875
Containers and packaging 0.2%
Ardagh Finance Holdings SA, PIK (L)(S)(Z)	8.625		06-15-19	283,952	261,236
Metals and mining 0.6%
Allegheny Technologies, Inc.	9.375		06-01-19	715,000	527,670

SEE NOTES TO FUND'S INVESTMENTS9

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
ArcelorMittal (L)(Z)	10.850		06-01-19	370,000	$344,100
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	235,000	235,096
Paper and forest products 0.1%
Norbord, Inc. (S)	6.250		04-15-23	215,000	209,088
Telecommunication services 3.1%					5,246,229
Diversified telecommunication services 1.5%
AT&T, Inc. (Z)	3.875		08-15-21	800,000	836,901
AT&T, Inc. (Z)	4.750		05-15-46	280,000	247,621
GCI, Inc.	6.875		04-15-25	230,000	225,400
Telecom Italia Capital SA	7.200		07-18-36	365,000	355,875
Verizon Communications, Inc. (Z)	4.400		11-01-34	260,000	237,108
Verizon Communications, Inc. (Z)	6.550		09-15-43	263,000	304,772
Wind Acquisition Finance SA (S)	7.375		04-23-21	355,000	337,470
Wireless telecommunication services 1.6%
CC Holdings GS V LLC (Z)	3.849		04-15-23	350,000	351,788
Digicel Group, Ltd. (S)	8.250		09-30-20	385,000	311,417
Digicel, Ltd. (S)	6.750		03-01-23	255,000	219,300
Millicom International Cellular SA (L)(S)(Z)	4.750		05-22-20	210,000	183,162
Millicom International Cellular SA (S)	6.625		10-15-21	300,000	267,000
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	225,000	194,904
SBA Tower Trust (S)(Z)	2.933		12-15-42	395,000	402,083
SBA Tower Trust (S)(Z)	3.598		04-15-43	370,000	373,180
SoftBank Group Corp. (S)	4.500		04-15-20	400,000	398,248
Utilities 5.9%					10,087,583
Electric utilities 3.1%
Beaver Valley II Funding Corp.	9.000		06-01-17	28,000	29,680
BVPS II Funding Corp.	8.890		06-01-17	65,000	67,326
Duke Energy Corp. (Z)	3.550		09-15-21	1,000,000	1,033,299
Electricite de France SA (S)(Z)	3.625		10-13-25	260,000	259,220
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)(Z)	5.250		01-29-23	485,000	434,681
Empresa Electrica Angamos SA (S)	4.875		05-25-29	360,000	311,779
Exelon Generation Company LLC (Z)	4.000		10-01-20	1,000,000	1,000,714
FPL Energy National Wind LLC (S)	5.608		03-10-24	65,562	65,562
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	420,000	441,050
Oncor Electric Delivery Company LLC (Z)	5.000		09-30-17	820,000	858,838
PNPP II Funding Corp.	9.120		05-30-16	11,000	11,147
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	320,000	352,000
Talen Energy Supply LLC	6.500		06-01-25	210,000	142,800
W3A Funding Corp.	8.090		01-02-17	203,145	202,987
Independent power and renewable electricity producers 0.5%
Dynegy, Inc.	6.750		11-01-19	120,000	115,950
Dynegy, Inc. (L)(Z)	7.625		11-01-24	165,000	145,200
NRG Yield Operating LLC	5.375		08-15-24	725,000	609,000
Multi-utilities 2.3%
Berkshire Hathaway Energy Company (Z)	8.480		09-15-28	550,000	796,081
CMS Energy Corp. (Z)	5.050		03-15-22	1,000,000	1,110,258
Dominion Resources, Inc. (Z)	3.625		12-01-24	1,000,000	996,152
NiSource Finance Corp. (Z)	5.450		09-15-20	1,000,000	1,103,859

10SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Convertible bonds 0.1% (0.1% of Total investments)					$205,000
(Cost $250,000)
Utilities 0.1%					205,000
Independent power and renewable electricity producers 0.1%
NRG Yield, Inc. (S)	3.250		06-01-20	250,000	205,000
Term loans (M) 0.5% (0.4% of Total investments)					$902,958
(Cost $1,039,862)
Consumer staples 0.2%					351,288
Household products 0.2%
The Sun Products Corp.	5.500		03-23-20	369,777	351,288
Industrials 0.2%					380,288
Aerospace and defense 0.1%
WP CPP Holdings LLC	4.500		12-28-19	145,500	134,588
Airlines 0.1%
GOL LuxCo S.A.	6.500		08-31-20	260,000	245,700
Utilities 0.1%					171,382
Electric utilities 0.1%
ExGen Texas Power LLC	5.750		09-16-21	276,422	171,382
Capital preferred securities (a) 2.0% (1.3% of Total investments)					$3,335,736
(Cost $3,428,809)
Financials 2.0%					3,335,736
Banks 0.3%
Sovereign Capital Trust VI	7.908		06-13-36	489,000	496,361
Capital markets 0.7%
Goldman Sachs Capital II (P)(Q)	4.000		03-07-16	670,000	453,506
State Street Capital Trust IV (P)(Z)	1.512		06-01-77	935,000	734,443
Insurance 1.0%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month LIBOR + 3.960%) (S)(Z)	7.875		12-15-67	110,000	132,000
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)(Z)	9.250		04-08-68	315,000	422,100
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450		12-15-65	870,000	871,088
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67	225,000	226,238
U.S. Government and Agency obligations 31.4% (20.7% of Total investments)					$53,461,150
(Cost $51,402,304)
U.S. Government 9.2%					15,735,343
U.S. Treasury
Bond (Z)	3.000		11-15-44	1,975,000	2,075,138
Bond (Z)	3.375		05-15-44	1,250,000	1,412,890
Note (Z)	2.000		02-15-25	3,337,000	3,365,808
Note (L) (Z)	2.250		11-15-25	5,995,000	6,168,291
Treasury Inflation Protected Security (Z)	0.375		07-15-25	2,747,416	2,713,216
U.S. Government Agency 22.2%					37,725,807
Federal Home Loan Banks
Bond (Z)	2.900		09-05-25	200,000	199,138
Bond (Z)	3.250		06-21-27	269,697	269,743
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000		03-01-43	865,073	886,700
30 Yr Pass Thru	4.500		09-01-41	2,026,144	2,215,273
30 Yr Pass Thru	5.000		03-01-41	3,082,044	3,409,918
Federal National Mortgage Association
15 Yr Pass Thru (Z)	3.000		10-29-27	705,000	702,869

SEE NOTES TO FUND'S INVESTMENTS11

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000		12-01-42	3,131,728	$3,211,489
30 Yr Pass Thru	3.000		07-01-43	927,319	947,604
30 Yr Pass Thru (L) (Z)	3.500		12-01-42	4,924,532	5,174,414
30 Yr Pass Thru	3.500		01-01-43	3,712,224	3,907,551
30 Yr Pass Thru	3.500		04-01-45	1,780,247	1,868,911
30 Yr Pass Thru	4.000		10-01-40	429,970	463,394
30 Yr Pass Thru	4.000		09-01-41	627,591	678,338
30 Yr Pass Thru (L) (Z)	4.000		09-01-41	2,511,849	2,693,762
30 Yr Pass Thru	4.000		09-01-41	1,306,965	1,399,168
30 Yr Pass Thru	4.000		10-01-41	1,858,927	2,004,011
30 Yr Pass Thru	4.500		10-01-40	1,711,646	1,879,868
30 Yr Pass Thru (L) (Z)	4.500		07-01-41	3,950,752	4,326,073
30 Yr Pass Thru	5.000		04-01-41	461,392	517,775
30 Yr Pass Thru	5.500		08-01-40	159,586	179,292
30 Yr Pass Thru	6.500		01-01-39	680,373	790,516
Foreign government obligations 0.2% (0.1% of Total investments)					$362,777
(Cost $277,954)
Argentina 0.2%					362,777
Republic of Argentina (H)(L)(Z)	8.280		12-31-33	322,469	362,777
Collateralized mortgage obligations 19.9% (13.1% of Total investments)					$33,895,569
(Cost $32,768,289)
Commercial and residential 17.7%					30,178,895
American Home Mortgage Investment Trust Series 2005-1, Class 1A1 (P)	0.647		06-25-45	506,492	471,158
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	605,000	674,538
BAMLL Commercial Mortgage Securities Trust
Series 2014-ICTS, Class D (P) (S)	2.326		06-15-28	200,000	198,349
Series 2015-200P, Class F (P) (S)	3.716		04-14-33	415,000	356,068
BBCMS Trust
Series 2015, Class C (P) (S)	2.426		02-15-28	215,000	208,143
Series 2015-MSQ, Class D (P) (S)	4.123		09-15-22	480,000	473,704
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	2.745		03-25-35	360,084	23,309
Series 2005-2, Class A1 (P)	3.090		03-25-35	294,977	294,903
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (P)	0.987		07-25-35	325,023	308,585
Series 2005-7, Class 11A1 (P)	0.967		08-25-35	545,397	518,746
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.430		07-05-33	620,000	593,708
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.926		08-15-29	605,000	584,144
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	4.058		03-10-33	595,000	539,270
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	370,000	344,400
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.115		05-15-29	445,000	412,066
Series 2015-JWRZ, Class GL2 (P) (S)	4.114		05-15-29	410,000	381,461
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.426		12-15-27	595,000	574,858
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.912		04-10-28	325,000	297,750
Citigroup Commercial Mortgage Trust Series 2014-388G, Class E (P) (S)	2.776		06-15-33	475,000	458,624

12SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank) Series 2015-CR27, Class B (P)	4.510		10-10-58	225,000	$226,734
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-LC4, Class B (P)	4.934		12-10-44	360,000	390,240
Series 2013-300P, Class D (P) (S)	4.540		08-10-30	620,000	623,157
Series 2013-CR11, Class B (P)	5.331		10-10-46	895,000	986,968
Series 2013-CR13, Class C (P)	4.911		12-10-23	435,000	438,992
Series 2013-CR6, Class XA IO	1.638		03-10-46	4,146,928	215,847
Series 2014-FL4, Class D (P) (S)	2.874		07-13-31	600,000	585,447
Series 2014-TWC, Class D (P) (S)	2.567		02-13-32	445,000	432,073
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.574		08-13-27	775,000	745,112
Commercial Mortgage Trust (Wells Fargo) Series 2014-CR16, Class C (P)	5.069		04-10-47	552,000	551,822
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.576		04-15-27	550,000	545,370
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.697		06-25-34	388,317	367,289
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.495		12-15-19	220,000	210,621
Series 2015-NRF, Class EFX (P) (S)	3.495		12-15-19	495,000	460,449
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.925		05-15-34	520,000	499,340
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.465		08-19-45	1,783,318	117,289
Series 2005-2, Class IX IO	2.167		05-19-35	6,278,950	456,927
Series 2005-9, Class 2A1C (P)	0.876		06-20-35	561,694	514,195
Series 2007-3, Class ES IO (S)	0.350		05-19-47	7,829,039	124,482
Series 2007-4, Class ES IO	0.350		07-19-47	8,200,516	121,368
Series 2007-6, Class ES IO (S)	0.343		08-19-37	6,323,662	81,575
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407		11-05-30	496,000	497,409
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.080		08-05-34	305,000	299,132
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.224		07-25-35	5,982,474	452,088
Series 2005-AR8, Class AX2 IO	2.257		05-25-35	6,190,176	467,778
Series 2005-AR18, Class 1X IO	2.122		10-25-36	7,313,827	686,400
Series 2005-AR18, Class 2X IO	1.817		10-25-36	6,538,149	267,273
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.831		04-15-47	725,000	709,492
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FL5, Class C (P) (S)	2.526		07-15-31	1,030,000	1,002,783
Series 2014-INN, Class F (P) (S)	4.426		06-15-29	490,000	479,809
Series 2014-PHH, Class C (P) (S)	2.526		08-15-27	760,000	749,140
Series 2015-MAR7, Class C (S)	4.490		06-05-32	480,000	475,164
Series 2015-SG, Class B (P) (S)	3.176		07-15-36	360,000	351,776
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.904		10-25-35	417,617	404,025
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.320		02-15-46	293,000	288,021
Series 2014-C18, Class 300D	5.279		08-15-31	380,000	380,547
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.438		09-09-32	1,050,000	1,058,403
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.757		05-25-35	338,621	315,298

SEE NOTES TO FUND'S INVESTMENTS13

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-3, Class APT (P)	0.717		07-25-35	379,696	$369,393
TMSQ Mortgage Trust Series 2014-1500, Class D (P) (S)	3.963		10-10-36	340,000	323,938
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	405,000	427,951
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.866		05-10-63	4,724,071	298,944
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.079		12-13-29	612,000	611,866
WaMu Mortgage Pass Through Certificates Series 2005-AR8, Class 2AB2 (P)	0.847		07-25-45	528,354	478,690
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.800		03-18-28	935,000	912,493
Series 2013-BTC, Class E (P) (S)	3.668		04-16-35	620,000	563,315
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.324		11-15-45	4,886,619	453,108
Series 2013-C15, Class B (P)	4.630		08-15-46	155,000	161,002
Series 2013-C16, Class B (P)	5.147		09-15-46	265,000	284,576
U.S. Government Agency 2.2%					3,716,674
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.277		10-25-27	380,000	371,714
Series 290, Class IO	3.500		11-15-32	2,833,563	464,362
Series 4136, Class IH IO	3.500		09-15-27	1,773,380	197,080
Series K017, Class X1 IO	1.565		12-25-21	2,887,611	191,751
Series K018, Class X1 IO	1.554		01-25-22	3,568,431	240,321
Series K021, Class X1 IO	1.625		06-25-22	788,422	59,794
Series K022, Class X1 IO	1.413		07-25-22	9,057,289	601,899
Series K707, Class X1 IO	1.675		12-25-18	2,369,253	89,781
Series K709, Class X1 IO	1.658		03-25-19	3,253,199	133,664
Series K710, Class X1 IO	1.897		05-25-19	3,487,589	170,638
Series K718, Class X1 IO	0.772		01-25-22	16,804,521	551,976
Federal National Mortgage Association
Series 2012-137, Class QI IO	3.000		12-25-27	2,152,235	236,431
Series 2012-137, Class WI IO	3.500		12-25-32	1,680,024	286,808
Government National Mortgage Association Series 2012-114, Class IO	0.927		01-16-53	1,705,511	120,455
Asset backed securities 9.8% (6.4% of Total investments)					$16,623,043
(Cost $16,256,322)
Asset Backed Securities 9.8%					16,623,043
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.102		05-25-35	315,000	302,680
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.877		10-25-35	825,000	747,588
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.897		05-25-35	480,000	454,077
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	1,005,000	1,022,830
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969		10-30-45	640,000	656,598
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.502		01-25-34	257,870	237,463
Series 2004-W6, Class M1 (P)	1.252		05-25-34	146,852	139,231
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.667		07-25-36	704,213	660,472

14SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	1,069,006	$1,080,692
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25	25,495	21,970
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B (P)	5.613		02-25-35	404,663	409,105
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.897		05-25-36	597,990	584,405
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	863,475	861,057
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640		07-15-21	1,080,000	1,079,632
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	453,863	452,012
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	1.117		11-25-35	592,606	578,383
GM Financial Automobile Leasing Trust Series 2015-2, Class A4	1.850		07-22-19	669,000	670,761
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.697		10-25-35	433,324	408,011
GSAA Trust Series 2005-10, Class M3 (P)	0.977		06-25-35	675,000	650,921
Home Equity Asset Trust Series 2005-3, Class M4 (P)	1.387		08-25-35	235,000	216,211
Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, Class M1 (P)	1.177		09-25-35	256,559	241,963
MVW Owner Trust Series 2014-1A, Class A (S)	2.250		09-22-31	144,295	144,274
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	348,953	359,871
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.727		12-25-36	1,090,000	1,056,267
Structured Asset Securities Company Series 2005-AR1, Class M1 (P)	0.857		09-25-35	235,000	222,646
Toyota Auto Receivables Owner Trust Series 2015-B, Class A4	1.740		09-15-20	510,000	515,381
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	867,825	856,977
Westgate Resorts LLC
Series 2012-3A, Class B (S)	4.500		03-20-25	149,243	149,291
Series 2013-1A, Class B (S)	3.750		08-20-25	75,753	75,737
Series 2014-1A, Class A (S)	2.150		12-20-26	621,343	610,345
Series 2014-1A, Class B (S)	3.250		12-20-26	415,302	409,903
Series 2015-1A, Class A (S)	2.750		05-20-27	328,757	326,520
Series 2015-2A, Class B (S)	4.000		07-20-28	420,442	419,769
				Shares	Value
Common stocks 1.6% (1.1% of Total investments)					$2,777,233
(Cost $3,771,779)
Energy 0.2%					351,440
Oil, gas and consumable fuels 0.2%
Royal Dutch Shell PLC, ADR, Class A				8,000	351,440
Financials 0.4%					740,618
Capital markets 0.4%
Ares Capital Corp. (L)(Z)				33,500	465,650
The Carlyle Group LP				20,100	274,968

SEE NOTES TO FUND'S INVESTMENTS15

Income Securities Trust

				Shares	Value
Health care 0.4%					$582,960
Pharmaceuticals 0.4%
Sanofi, ADR				14,000	582,960
Information technology 0.2%					377,650
Technology hardware, storage and peripherals 0.2%
Seagate Technology PLC (L)(Z)				13,000	377,650
Telecommunication services 0.4%					724,565
Diversified telecommunication services 0.4%
Verizon Communications, Inc. (L)(Z)				14,500	724,565
Preferred securities (b) 1.3% (0.9% of Total investments)					$2,195,836
(Cost $2,522,691)
Consumer staples 0.3%					540,430
Food and staples retailing 0.3%
	Ocean Spray Cranberries, Inc., Series A, 6.250% (S)			6,250	540,430
Financials 0.6%					938,803
Banks 0.1%
	Wells Fargo & Company, Series L, 7.500%			192	225,024
Consumer finance 0.4%
	GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)			24,985	635,868
Real estate investment trusts 0.1%
	Weyerhaeuser Company, 6.375%			1,700	77,911
Telecommunication services 0.0%					57,879
Diversified telecommunication services 0.0%
	Intelsat SA, 5.750%			5,900	57,879
Utilities 0.4%					658,724
Electric utilities 0.1%
	Exelon Corp., 6.500%			4,341	186,750
Multi-utilities 0.3%
	Dominion Resources, Inc., 6.375%			9,485	471,974
	Rate (%	)	Maturity date	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)					$123
(Cost $0)
Materials 0.0%					123
Containers and packaging 0.0%
Smurfit-Stone Container Corp. (I)	8.000		03-15-17	245,000	123
				Par value^	Value
Short-term investments 0.4% (0.3% of Total investments)					$695,000
(Cost $695,000)
Repurchase agreement 0.4%					695,000
Repurchase Agreement with State Street Corp. dated 1-29-16 at 0.030% to be repurchased at $695,002 on 2-1-16, collateralized by $715,000 U.S. Treasury Notes, 0.625% due 6-30-17 (valued at $713,213, including interest)				695,000	695,000
Total investments (Cost $261,231,883)† 151.3%					$257,767,013
Other assets and liabilities, net (51.3%)					($87,415,996)
Total net assets 100.0%					$170,351,017

16SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(a)	Includes hybrid securities with characteristics of both equity and debt that trade with and pay interest income.
(b)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-16, and is a component of the fund's leverage under the Liquidity Agreement. The value of securities on loan amounted to $31,548,353.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $72,782,596 or 42.7% of the fund's net assets as of 1-31-16.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-16 was $110,357,650.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $262,797,435. Net unrealized depreciation aggregated $5,030,422, of which $6,598,426 related to appreciated investment securities and $11,628,848 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 1-31-16:

United States	87.7%
France	2.6%
United Kingdom	1.7%
Netherlands	1.6%
Luxembourg	1.4%
Other countries	5.0%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS17

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$143,312,588	—	$143,312,588	—
Convertible bonds	205,000	—	205,000	—
Term loans	902,958	—	902,958	—
Capital preferred securities	3,335,736	—	3,335,736	—
U.S. Government and Agency obligations	53,461,150	—	53,461,150	—
Foreign government obligations	362,777	—	362,777	—
Collateralized mortgage obligations	33,895,569	—	33,895,569	—
Asset backed securities	16,623,043	—	16,623,043	—
Common stocks	2,777,233	$2,777,233	—	—
Preferred securities	2,195,836	1,655,406	540,430	—
Escrow certificates	123	—	—	$123
Short-term investments	695,000	—	695,000	—
Total investments in securities	$257,767,013	$4,432,639	$253,334,251	$123
Other financial instruments:
Interest rate swaps	($365,314)	—	($365,314)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

       18

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2016, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of January 31, 2016:

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$22,000,000	Fixed 1.4425%	3 Month LIBOR (a)	Aug 2016	($227,417)
Morgan Stanley Capital Services	22,000,000	Fixed 1.0938%	3 Month LIBOR (a)	May 2017	(137,897)
Total	$44,000,000				($365,314)

(a) At 1-31-16, the 3-month LIBOR rate was 0.6156%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       19

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P6Q1	01/16
This report is for the information of the shareholders of John Hancock Income Securities Trust.		3/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 18, 2016